Investments (Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	$ 5,661,731	$ 3,956,834
Total liabilities supported by pledged collateral	2,504,837	3,743,968
Equity securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	0	100,601
Cash collateral for loaned securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total liabilities supported by pledged collateral	22,622	121,372
Other liabilities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total liabilities supported by pledged collateral	2,482,215	3,622,596
Available-for-sale | Fixed maturities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	5,661,731	3,856,216
Trading | Fixed maturities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total securities pledged	$ 0	$ 17